Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 0.0	$ 0.0	$ 0.4
Charged to Costs and Expenses	0.0	0.0	(0.4)
Charged to Other Accounts	1.7	0.0	0.0
Deductions	0.1	0.0	0.0
Balance at End of Year	1.6	0.0	0.0
Valuation allowance for commercial mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.0	0.4
Charged to Costs and Expenses	0.0	0.0	(0.4)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	0.0	0.0	0.0
Allowance for credit losses related to premiums and accounts receivable balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.0	0.0
Charged to Costs and Expenses	0.0	0.0	0.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	0.0	0.0	0.0
Allowance for credit losses related to reinsurance recoverables
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.0	0.0
Charged to Costs and Expenses	0.0	0.0	0.0
Charged to Other Accounts	1.7	0.0	0.0
Deductions	0.1	0.0	0.0
Balance at End of Year	$ 1.6	$ 0.0	$ 0.0